Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments
Investments

(a)	Fixed maturity, short-term and other investments
The Company's investments in fixed maturities, short-term investments and other investments are classified as trading and carried at fair value, with related net unrealized gains or losses included in earnings.
The amortized cost (or cost), gross unrealized gains and (losses) and estimated fair value of investments at December 31, 2014 were as follows:

	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agency	$759,232	$1,755	$(901)	$760,086
Non-U.S. government and government agency	279,493	1,215	(1,980)	278,728
U.S. states, municipalities and political subdivisions	448,668	1,780	(825)	449,623
Agency residential mortgage-backed securities	520,685	9,697	(1,151)	529,231
Non-agency residential mortgage-backed securities	37,954	369	(516)	37,807
U.S. corporate	1,500,963	3,960	(5,217)	1,499,706
Non-U.S. corporate	564,386	2,765	(3,989)	563,162
Bank loans	457,537	200	(8,733)	449,004
Catastrophe bonds	75,822	768	(926)	75,664
Asset-backed securities	647,422	1,250	(1,190)	647,482
Commercial mortgage-backed securities	242,332	598	(692)	242,238
Total fixed maturities	5,534,494	24,357	(26,120)	5,532,731
Total short-term investments (a)	1,051,222	13	(161)	1,051,074
Other investments
Fund of hedge funds	2,570	125	(920)	1,775
Preferred stock	6,535	—	(201)	6,334
Hedge funds (b)	570,371	60,792	(134,203)	496,960
Private equity investments	48,995	4,987	(611)	53,371
Investment funds	244,506	437	(111)	244,832
Mutual funds	6,199	3,540	—	9,739
Total other investments	879,176	69,881	(136,046)	813,011
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	$7,464,892	$94,251	$(162,327)	$7,396,816
Assets held in trust on behalf of operating affiliates (a)	$(732,782)	$—	$—	$(732,782)
Catastrophe bonds	$(75,822)	$(768)	$926	$(75,664)
Noncontrolling interest (b)	$(502,830)	$(48,446)	$120,782	$(430,494)
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	$6,153,458	$45,037	$(40,619)	$6,157,876

(a)
Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by one AlphaCat ILS fund which is consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.

(b)
Included in the hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.

The amortized cost (or cost), gross unrealized gains and (losses) and estimated fair value of investments at December 31, 2013 were as follows:

	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agency	$1,368,826	$2,589	$(6,736)	$1,364,679
Non-U.S. government and government agency	454,578	6,511	(2,021)	459,068
U.S. states, municipalities and political subdivisions	42,978	459	(317)	43,120
Agency residential mortgage-backed securities	305,450	8,310	(2,261)	311,499
Non-agency residential mortgage-backed securities	16,530	143	(914)	15,759
U.S. corporate	1,328,960	9,208	(5,684)	1,332,484
Non-U.S. corporate	711,581	5,917	(3,173)	714,325
Bank loans	712,859	5,659	(1,402)	717,116
Catastrophe bonds	72,000	2,551	—	74,551
Asset-backed securities	509,091	1,409	(843)	509,657
Total fixed maturities	5,522,853	42,756	(23,351)	5,542,258
Total short-term investments (a)	787,670	45	(1)	787,714
Other investments
Fund of hedge funds	3,141	83	(921)	2,303
Hedge funds (b)	584,518	71,641	(95,076)	561,083
Private equity investments	12,333	1,410	(258)	13,485
Investment funds	117,307	92	—	117,399
Mutual funds	6,199	3,617	—	9,816
Total other investments	723,498	76,843	(96,255)	704,086
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	$7,034,021	$119,644	$(119,607)	$7,034,058
Assets held in trust on behalf of operating affiliates (a)	$(651,715)	$—	$—	$(651,715)
Catastrophe bonds	$(53,000)	$(2,544)	$—	$(55,544)
Noncontrolling interest (b)	$(512,121)	$(62,850)	$85,569	$(489,402)
Total investments, excluding assets held in trust, catastrophe bonds and noncontrolling interest	$5,817,185	$54,250	$(34,038)	$5,837,397

(a)
Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by two AlphaCat ILS funds which are consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.

(b)
Included in the hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.

As of June 30, 2014, the Company changed the methodology of assigning investment ratings to its fixed maturities portfolio. In prior periods, investment ratings were the lower of Moody’s or Standard & Poor’s rating for each investment security, presented in Standard & Poor’s equivalent rating. As of June 30, 2014, investment ratings are the median of Moody’s, Standard & Poor’s and Fitch, presented in Standard & Poor’s equivalent rating. For investments where only two ratings are available, the lower of the two ratings shall apply, presented in Standard & Poor’s equivalent rating. For investments where Moody’s and Standard & Poor’s ratings are not available, Fitch ratings are used and presented in Standard & Poor’s equivalent rating. The December 31, 2013 comparative data was restated as a result, to conform to current period presentation.
The following table sets forth information regarding the investment ratings of the Company’s fixed maturities portfolio as at December 31, 2014 and 2013.

	December 31, 2014		December 31, 2013
	Estimated Fair Value	% of Total	Estimated Fair Value	% of Total
AAA	$2,494,239	45.1%	$2,510,781	45.3%
AA	848,226	15.4%	696,998	12.6%
A	1,086,091	19.6%	1,233,716	22.3%
BBB	505,208	9.1%	323,085	5.8%
Total investment-grade fixed maturities	4,933,764	89.2%	4,764,580	86.0%

BB	362,972	6.6%	354,992	6.4%
B	145,240	2.6%	383,639	6.9%
CCC	12,733	0.2%	2,453	—%
CC	3,926	0.1%	2,496	0.1%
C	1,344	—%	235	—%
D/NR	72,752	1.3%	33,863	0.6%
Total non-investment grade fixed maturities	598,967	10.8%	777,678	14.0%
Total fixed maturities	$5,532,731	100.0%	$5,542,258	100.0%

The amortized cost and estimated fair value amounts for fixed maturity securities held at December 31, 2014 and 2013 are shown below by contractual maturity. Actual maturity may differ from contractual maturity because certain borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

	December 31, 2014		December 31, 2013
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$312,843	$313,248	$688,855	$692,768
Due after one year through five years	3,163,225	3,159,200	3,603,459	3,613,847
Due after five years through ten years	497,175	491,870	396,389	395,633
Due after ten years	112,858	111,655	3,079	3,095
	4,086,101	4,075,973	4,691,782	4,705,343
Asset-backed and mortgage-backed securities	1,448,393	1,456,758	831,071	836,915
Total fixed maturities	$5,534,494	$5,532,731	$5,522,853	$5,542,258

(b)	Net investment income
Net investment income was derived from the following sources:

	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Fixed maturities and short-term investments	$97,248	$99,216	$105,937
Other investments	5,111	—	2,790
Restricted cash and cash and cash equivalents	5,178	4,713	7,259
Securities lending income	11	6	14
Total gross investment income	107,548	103,935	116,000
Investment expenses	(7,472)	(7,863)	(8,064)
Total net investment income	$100,076	$96,072	$107,936

Net investment income from other investments includes distributed and undistributed net income from certain investment funds.

(c)	Net realized gains (losses) and change in net unrealized (losses) gains on investments
The following represents an analysis of net realized gains (losses) and the change in net unrealized (losses) gains on investments:

	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Fixed maturities, short-term and other investments
Gross realized gains (a)	$31,316	$31,402	$38,905
Gross realized (losses)	(8,221)	(28,144)	(20,672)
Net realized gains on investments	23,095	3,258	18,233
Change in net unrealized (losses) gains on investments (a)	(57,973)	(58,481)	17,585
Total net realized and change in net unrealized (losses) gains on investments including assets held in trust, catastrophe bonds and noncontrolling interest	(34,878)	(55,223)	35,818
Assets held in trust on behalf of operating affiliates	—	88	(88)
Catastrophe bonds	2,702	(2,258)	416
Noncontrolling interest (a)	42,258	1,836	17,263
Total net realized and change in net unrealized (losses) gains on investments excluding assets held in trust, catastrophe bonds and noncontrolling interest	$10,082	$(55,557)	$53,409

(a)
Includes change in net unrealized gains (losses) and realized gains on investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and is included in the Consolidated Statements of Comprehensive Income as net loss (income) attributable to noncontrolling interest.

(d)	Pledged investments
The following tables outline investments pledged as collateral under the Company's credit and other facilities. For further details of the facilities, please refer to Note 19: “Debt and financing arrangements”:

	December 31, 2014
Description	Commitment	Issued and Outstanding	Investments pledged as collateral
$400,000 syndicated unsecured letter of credit facility	$400,000	$—	$—
$525,000 syndicated secured letter of credit facility	525,000	276,455	395,750
$200,000 secured bi-lateral letter of credit facility	200,000	15,649	35,645
Talbot FAL facility	25,000	25,000	31,048
PaCRe senior secured letter of credit facility	10,000	294	—
AlphaCat Re secured letter of credit facility	30,000	30,000	30,078
IPC bi-lateral facility	40,000	15,897	99,437
$375,000 Flagstone bi-lateral facility	375,000	198,389	430,782
	$1,605,000	$561,684	$1,022,740

	December 31, 2013
Description	Commitment	Issued and Outstanding	Investments pledged as collateral
$400,000 syndicated unsecured letter of credit facility	$400,000	$—	$—
$525,000 syndicated secured letter of credit facility	525,000	358,567	507,620
$200,000 secured bi-lateral letter of credit facility	200,000	16,726	130,256
Talbot FAL facility	25,000	25,000	30,801
PaCRe senior secured letter of credit facility	10,000	294	—
AlphaCat Re secured letter of credit facility	24,800	24,800	24,806
IPC bi-lateral facility	40,000	20,177	98,465
$375,000 Flagstone bi-lateral facility	375,000	305,686	454,458
	$1,599,800	$751,250	$1,246,406

In addition, $3,285,692 of cash and cash equivalents, restricted cash, short-term investments and fixed maturities were pledged during the normal course of business as at December 31, 2014 (2013: $2,991,322). Of those, $3,233,872 were held in trust (2013: $2,982,152). Pledged assets are generally for the benefit of the Company's cedants and policyholders, to support AlphaCat's fully collateralized reinsurance transactions and to facilitate the accreditation of Talbot as an alien insurer/reinsurer by certain regulators.

(e)	Securities lending
The Company participates in a securities lending program whereby certain securities from its portfolio are loaned to third parties for short periods of time through a lending agent. The Company retains all economic interest in the securities it lends and receives a fee from the borrower for the temporary use of the securities. Collateral in the form of cash, government securities and letters of credit is required at a rate of 102% of the market value of the loaned securities and is held by a third party.